Segments	12 Months Ended
Mar. 31, 2014
Segments
Segments

Note 13 — Segments

Our reportable segments are based on the way in which our management structure is organized. Certain financial data related to our segments is shown below. Transactions between segments are recorded based on prices negotiated between the segments.

Our crude oil logistics segment sells crude oil and provides crude oil transportation services to wholesalers, refiners, and producers. Our water solutions segment provides services for the transportation, treatment, and disposal of wastewater generated from crude oil and natural gas production, and generates revenue from the sale of recycled wastewater and recovered hydrocarbons. Our liquids segment supplies propane, butane, and other products, and provides natural gas liquids transportation, terminaling, and storage services to retailers, wholesalers, and refiners. Our retail propane segment sells propane and distillates to end users consisting of residential, agricultural, commercial, and industrial customers, and to certain re-sellers. Our retail propane segment consists of two divisions, which are organized based on the location of the operations.

We also operate a refined products marketing business, which purchases gasoline and diesel fuel from suppliers and typically sells these products in back-to-back contracts to customers at a nationwide network of third-party owned terminaling and storage facilities. We also operate a renewables business, which purchases ethanol primarily at production facilities, and transports the ethanol for sale at various locations to refiners and blenders, and purchases biodiesel from production facilities in the Midwest and in Houston, Texas, and transports the product using leased railcars for sale to refiners and blenders. These businesses were acquired in our December 2013 acquisition of Gavilon Energy.

Items labeled “corporate and other” in the table below include the operations of a compressor leasing business that we acquired in our June 2012 merger with High Sierra and sold in February 2014, and the natural gas marketing operations that we acquired in our December 2013 acquisition of Gavilon Energy and began winding down during fiscal 2014. The “corporate and other” category also includes certain corporate expenses that are incurred and are not allocated to the reportable segments. This data is included to reconcile the data for the reportable segments to data in our consolidated financial statements.

Certain information related to the results of operations of each segment is shown in the tables below:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Revenues:
Crude oil logistics -
Crude oil sales	$4,559,923	$2,322,706	$—
Crude oil transportation and other	36,469	16,442	—
Water solutions -
Water treatment and disposal	125,788	54,334	—
Water transportation	17,312	7,893	—
Liquids -
Propane sales	1,632,948	841,448	923,022
Other product sales	1,231,965	858,276	251,627
Other revenues	31,062	33,954	2,462
Retail propane -
Propane sales	388,225	288,410	175,417
Distillate sales	127,672	106,192	6,547
Other revenues	35,918	35,856	17,370
Refined products	1,180,895	—	—
Renewables	176,781	—	—
Corporate and other	437,713	4,233	—
Eliminations of intersegment sales	(283,397)	(151,977)	(65,972)
Total revenues	$9,699,274	$4,417,767	$1,310,473

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Depreciation and amortization:
Crude oil logistics	$22,111	$9,176	$—
Water solutions	55,105	20,923	—
Liquids	11,018	11,085	3,661
Retail propane	28,878	25,496	11,450
Refined products	109	—	—
Renewables	516	—	—
Corporate and other	3,017	2,173	—
Total depreciation and amortization	$120,754	$68,853	$15,111

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Operating income (loss):
Crude oil logistics	$678	$34,236	$—
Water solutions	10,317	8,576	—
Liquids	71,888	30,336	9,735
Retail propane	61,285	46,869	9,616
Refined products	4,080	—	—
Renewables	2,434	—	—
Corporate and other	(44,117)	(32,710)	(4,321)
Total operating income	$106,565	$87,307	$15,030

The table below shows additions to property, plant and equipment for each segment. This information has been prepared on the accrual basis, and includes property, plant and equipment acquired in acquisitions.

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Additions to property, plant and equipment, including acquisitions (accrual basis):
Crude oil logistics	$204,642	$89,860	$—
Water solutions	100,877	137,116	—
Liquids	52,560	15,129	50,276
Retail propane	24,430	66,933	150,181
Refined products	719	—	—
Renewables	519	—	—
Corporate and other	7,242	17,858	—
Total	$390,989	$326,896	$200,457

The following tables show long-lived assets (consisting of property, plant and equipment, intangible assets, and goodwill) and total assets by segment:

	March 31,
		2013
	2014	(Note 2)
	(in thousands)
Total assets:
Crude oil logistics	$1,723,812	$801,351
Water solutions	875,714	466,412
Liquids	577,795	474,141
Retail propane	541,832	513,301
Refined products	157,581	—
Renewables	145,649	—
Corporate and other	144,840	36,413
Total	$4,167,223	$2,291,618

Long-lived assets, net:
Crude oil logistics	$980,978	$357,230
Water solutions	848,479	453,909
Liquids	274,846	238,192
Retail propane	438,324	441,762
Refined products	27,017	—
Renewables	33,703	—
Corporate and other	47,961	31,996
Total	$2,651,308	$1,523,089